DEFINED CONTRIBUTION PLAN - (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Contributions paid to the defined contribution plan	$ 1,096	$ 861	$ 140